Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 654,987	$ 935,763	$ 2,576,464
Inventories, net	3,193,480	2,240,943	2,889,682
Accounts receivable, net of allowance for doubtful accounts	1,684,387	1,116,924	1,254,390
Prepaid expenses	1,202,512	524,691	921,580
Total current assets	6,735,366	4,818,321	7,642,116
Property and equipment, net	33,102,298	35,848,010	37,431,663
Operating lease right of use assets, net	383,565	495,457	1,048,070
Security deposit	31,893	31,893	31,893
Total assets	52,749,247	55,169,056	63,087,617
Current liabilities:
Bank overdraft	698	163,141	231,696
Accounts payable and accrued expenses	9,667,042	8,043,143	5,893,351
Accrued payroll and related expenses	3,946,411	3,946,411	3,946,410
Non-convertible notes payable, current portion, net of unamortized debt discount of $185,464 and $162,390, respectively	5,456,623	1,798,444	2,505,360
Related party note payable	5,391,859	5,391,859
Due to related parties	5,117,085	3,542,433
Operating lease obligations, current portion	208,152	272,476	331,545
Total current liabilities	29,787,870	23,157,907	21,095,575
Operating lease obligations, less current portion	192,228	233,451	773,820
Non-convertible notes payable, net of unamortized debt discount of $1,297,085 and $1,642,823, respectively	1,577,897	5,840,738	4,263,239
Total liabilities	31,557,995	29,232,096	26,132,634
Commitments and contingencies (See Note 11)
Stockholders’ equity:
Common stock, $0.001 par value, 1,200,000,000 shares authorized; 829,631 and 829,631 shares issued and outstanding, respectively	830	830	237
Additional paid in capital	546,846,108	546,846,108	533,266,642
Accumulated deficit	(525,656,136)	(520,910,428)	(496,312,346)
Total stockholders’ equity	21,191,252	25,936,960	36,954,983
Total liabilities and stockholders’ equity	52,749,247	55,169,056	63,087,617
Series A-1 Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value	450	450	450
License [Member]
Current assets:
Intangible assets, net	11,168,850	12,232,550	14,359,950
Customer Lists [Member]
Current assets:
Intangible assets, net	1,175,475	1,287,425	1,511,325
Intellectual Property [Member]
Current assets:
Intangible assets, net	151,800	455,400	1,062,600
Nonrelated Party [Member]
Current assets:
Property and equipment, net	23,611,697	25,580,301	25,596,856
Related Party [Member]
Current assets:
Property and equipment, net	9,490,601	10,267,709	11,834,807
Current liabilities:
Related party note payable		5,391,859	7,691,859
Due to related parties		3,542,433	495,354
Operating lease obligations, current portion